BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]

2. BASIS OF PRESENTATION

The Company has prepared its unaudited condensed consolidated financial statements under the assumption that it is a going concern. The Company’s ability to continue as a going concern is dependent on its ability to generate sufficient cash from operations to meet its future operational cash needs and reduce the cost of U.S.-based employees, subcontractors and certain general and administrative expenses. The Company’s ability to meet its contractual obligations and remit payment under its arrangements with its vendors depends on its ability to generate positive cash flow from operations in the future, and/or securing additional financing. The Company has not yet signed any agreement that would provide for additional financing. This condition, along with certain other factors, raises substantial doubt about the Company’s ability to continue as a going concern. These condensed consolidated financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.
The Company’s management has discussed options to raise additional capital through debt and equity issuances, which would allow the Company to fund future growth as well as provide additional liquidity. The Company filed a registration statement on Form S-1 with the Securities and Exchange Commission (“SEC”) on July 15, 2015 to register an offering of its preferred stock. On July 24, 2015, we received a “no-review” letter from the SEC, which means the SEC has not (and will not) review our registration statement. As a result, we believe our ability to consummate our preferred stock offering will be expedited, however, there is no assurance this offering will be successful.
The Company has a line of credit with TD Bank that had a fully-utilized borrowing limit of $3.0 million as of June 30, 2015. The line of credit renews annually, subject to TD Bank’s approval, and currently expires in November 2015. The Company relies on the line of credit for working capital purposes and it has been renewed annually for the past seven years.
The Company has not received any indications from TD Bank that the line of credit would not be further renewed; however, if the terms of the renewal were not acceptable to the Company or the line of credit was not renewed, the Company would need to obtain additional financing. The Company believes there are several viable financing options available, including the registered preferred stock offering, although there can be no guarantee that the execution of such options would not be dilutive to existing shareholders. Management believes that MTBC will be successful in obtaining adequate sources of cash to fund its anticipated level of operations through the end of June 2016, but there can be no assurance that management will be successful in raising sufficient additional capital (including extension of the maturity dates of existing borrowings). If additional financing is not available and MTBC is unable to generate positive cash flow from operations, the Company will be compelled to reduce the scope of its business activities, including, but not limited to, the following:
•	Reducing the number of employees;
•	Reducing the number of locations that service customers;
•	Curtailing research and development or sales and marketing efforts; and/or
•	Reducing general and administrative expenses.
The accompanying unaudited condensed consolidated financial statements have been prepared by MTBC in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial reporting and as required by Regulation S-X, Rule 10-01. Accordingly, they do not include all of the information and notes required by GAAP for complete financial statements. In the opinion of the Company’s management, the accompanying unaudited condensed consolidated financial statements contain all adjustments (consisting of items of a normal and recurring nature) necessary to present fairly the Company’s financial position as of June 30, 2015, the results of operations for the three and six months ended June 30, 2015 and 2014 and cash flows for the six months ended June 30, 2015 and 2014. The results of operations for the three and six months ended June 30, 2015 and 2014 are not necessarily indicative of the results to be expected for the full year. When preparing financial statements in conformity with GAAP, we must make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
The condensed consolidated balance sheet as of December 31, 2014 was derived from our audited consolidated financial statements. The accompanying unaudited condensed consolidated financial statements and notes thereto should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2014, which are included in the Company’s Annual Report on Form 10-K, filed with the SEC on March 31, 2015.
Recent Accounting Pronouncements — From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) and are adopted by us as of the specified effective date. Unless otherwise discussed, we believe that the impact of recently adopted and recently issued accounting pronouncements will not have a material impact on our consolidated financial position, results of operations, and cash flows.
In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers, which is authoritative guidance that implements a common revenue model that will enhance comparability across industries and requires enhanced disclosures. The new revenue recognition standard eliminates the transaction and industry-specific revenue recognition guidance under the current rules and replaces it with a principle-based approach for determining revenue recognition. The new standard introduces a five-step principles based process to determine the timing and amount of revenue ultimately expected to be received from the customer. The core principle of the revenue recognition standard is that an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. This amendment will be effective for the Company’s interim and annual consolidated financial statements for fiscal year 2018 with either retrospective or modified retrospective treatment applied. The Company is currently evaluating the impact that this may have on the consolidated financial statements upon implementation.
In June 2014, the FASB issued guidance on stock compensation. The amendment requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in Topic 718 as it relates to awards with performance conditions that affect vesting to account for such awards. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. The amendment is effective for annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2015. Earlier adoption is permitted. Management does not believe that the adoption of this guidance will have any material impact on the Company’s condensed consolidated financial position or results of operations.
In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements-Going Concern, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The new standard requires that in connection with preparing financial statements for each annual and interim reporting period, an entity’s management should evaluate and disclose in the notes to the financial statements whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. Management’s evaluation should be based on relevant conditions and events that are known and reasonably knowable at the date that the financial statements are issued.
If applicable, the Company will be required to disclose (i) the principal conditions or events that raised substantial doubt about the entity’s ability to continue as a going concern (before consideration of management’s plans), (ii) management’s evaluation of the significance of those conditions or events in relation to the entity’s ability to meet its obligations, and (iii) either management’s plans that alleviated substantial doubt about the entity’s ability to continue as a going concern or management’s plans that are intended to mitigate the conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern.
This standard is effective for the Company’s interim and annual consolidated financial statements for fiscal year 2017, with earlier adoption permitted. The Company is currently evaluating the impact of this new standard on its financial statements.
In April 2015, the FASB issued an accounting standard that requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the debt liability rather than as an asset. Application of the standard, which is required to be applied retrospectively, is effective for fiscal years beginning on or after December 31, 2015 and for interim periods within that year. We are currently evaluating the impact of adopting this new guidance on our consolidated financial statements.